Income taxes (Details Narrative) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at federal statutory rate	15.00%	11.50%
Net operating loss carryforwards	$ 9,600,000	$ 3,900,000
Accrued interest and penalties	$ 0	$ 0
Income tax examination, description	The Company is subject to income taxes in Canada. With few exceptions, the tax years that remain subject to examination as of September 30, 2024, are 2020 to 2024 in Canada.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 37,100,000